BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Bridge Financing (Details) - USD ($)		12 Months Ended
	Mar. 24, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Fair value adjustment to convertible notes payable		$ (1,250,000)	$ (378,333)
Interest paid		393,611
Bridge Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000,000.0
Debt instrument, aggregate purchase price	$ 3,800,000
Debt instrument, par, discount percentage (as a percent)	25.00%
Debt instrument, interest rate, stated percentage (as a percent)	15.00%
Long-term debt, fair value		5,000,000.0
Fair value adjustment to convertible notes payable		1,250,000
Debt issuance costs		$ 275,000
Bridge Notes, First Closing, March 25, 2021
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,000,000.0
Proceeds from convertible debt	1,500,000
Payments of debt issuance costs	90,000
Bridge Notes, Second Purchase, April 2021
Debt Instrument [Line Items]
Debt instrument, face amount	1,700,000
Proceeds from convertible debt	1,250,000
Bridge Notes, Third Purchase, May 2021
Debt Instrument [Line Items]
Debt instrument, face amount	1,300,000
Proceeds from convertible debt	1,000,000.0
Payments of debt issuance costs	$ 185,000
Convertible notes payable
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued		1,257,721
Interest paid		$ 393,611
Interest expense		$ 393,611